Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.86600%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,896,114.45

Principal:
Principal Collections	$27,653,045.39
Prepayments in Full	$11,209,710.90
Liquidation Proceeds	$552,016.82
Recoveries	$50,698.59
Sub Total	$39,465,471.70
Collections	$42,361,586.15

Purchase Amounts:
Purchase Amounts Related to Principal	$124,030.71
Purchase Amounts Related to Interest	$413.25
Sub Total	$124,443.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,486,030.11

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,486,030.11
Servicing Fee	$810,628.95	$810,628.95	$0.00	$0.00	$41,675,401.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,675,401.16
Interest - Class A-2a Notes	$211,502.85	$211,502.85	$0.00	$0.00	$41,463,898.31
Interest - Class A-2b Notes	$172,069.82	$172,069.82	$0.00	$0.00	$41,291,828.49
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$39,354,079.16
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$38,752,865.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,752,865.66
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$38,554,306.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,554,306.41
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$38,416,976.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,416,976.91
Regular Principal Payment	$35,445,231.14	$35,445,231.14	$0.00	$0.00	$2,971,745.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,971,745.77
Residual Released to Depositor	$0.00	$2,971,745.77	$0.00	$0.00	$0.00
Total		$42,486,030.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,445,231.14
Total					$35,445,231.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,787,235.17	$68.29	$211,502.85	$0.66	$21,998,738.02	$68.95
Class A-2b Notes	$13,657,995.97	$68.29	$172,069.82	$0.86	$13,830,065.79	$69.15
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$35,445,231.14	$22.45	$3,258,424.25	$2.06	$38,703,655.39	$24.51

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$56,151,198.40	0.1760005	$34,363,963.23	0.1077105
Class A-2b Notes	$35,200,099.31	0.1760005	$21,542,103.34	0.1077105
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$846,511,297.71	0.5361263	$811,066,066.57	0.5136776

Pool Information
Weighted Average APR	3.395%	3.410%
Weighted Average Remaining Term	41.62	40.84
Number of Receivables Outstanding	38,387	37,558
Pool Balance	$972,754,741.90	$932,590,625.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$887,944,727.98	$851,897,035.09
Pool Factor	0.5573558	0.5343431

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$80,693,590.52
Targeted Overcollateralization Amount	$121,524,559.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$121,524,559.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$625,312.47
(Recoveries)		35	$50,698.59
Net Loss for Current Collection Period			$574,613.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2978%
Second Prior Collection Period			0.5612%
Prior Collection Period			0.5998%
Current Collection Period			0.7238%
Four Month Average (Current and Prior Three Collection Periods)			0.5457%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,077	$5,572,346.29
(Cumulative Recoveries)			$440,556.73
Cumulative Net Loss for All Collection Periods			$5,131,789.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2940%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,173.95
Average Net Loss for Receivables that have experienced a Realized Loss			$4,764.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	323	$10,860,889.77
61-90 Days Delinquent	0.22%	55	$2,043,472.34
91-120 Days Delinquent	0.09%	18	$800,635.57
Over 120 Days Delinquent	0.07%	19	$698,249.29
Total Delinquent Receivables	1.54%	415	$14,403,246.97

Repossession Inventory:
Repossessed in the Current Collection Period		26	$1,007,331.20
Total Repossessed Inventory		48	$1,882,031.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2168%
Prior Collection Period			0.2449%
Current Collection Period			0.2450%
Three Month Average			0.2355%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3798%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$3,928,931.55
2 Months Extended	174	$6,263,780.98
3+ Months Extended	38	$1,210,271.98

Total Receivables Extended	321	$11,402,984.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer